UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21908

The Blue Fund Group

(Exact name of registrant as specified in charter)

590 Madison Avenue, 21st Floor New York, NY 10022

(Address of principal executive offices) (Zip code)

BISYS Fund Services, Inc. Ohio, 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-490-2583

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

The Blue Fund Group Notes to Schedules of Portfolio Investments (Unaudited)	September 30, 2006

Organization:

The Blue Fund Group (the “Trust”) was organized as a Massachusetts business trust under the laws of the State of Massachusetts on May 11, 2006. The Trust is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each with its own investment strategy and risk/reward profile: The Blue Large Cap Fund (“Large Cap”) and The Blue Small Cap Fund (“Small Cap”), (individually a “Fund,” collectively the “Funds”).

The Funds have had no operations other than those actions relating to organizational matters. As of August 15, 2006, all outstanding shares of the Funds are owned by Blue Investment Management, LLC. As of September 30, 2006, the Large Cap and Small Cap were fully invested cash of $50,000.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with vendors and others that provide for general indemnifications. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America. The preparation of schedules of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Securities or other assets for which market quotation are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is an error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group’s Board of Trustees.

Security Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Blue Fund Group

By (Signature and Title)*	/s/ Daniel de F. Adamson
Daniel de F. Adamson, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel de F. Adamson
Daniel de F. Adamson, President

Date November 29, 2006

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date November 29, 2006

*	Print the name and title of each signing officer under his or her signature.